ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2017	2018

Accounts receivable, gross	$15,571	$13,424
Less: Allowance for doubtful accounts	(4,591)	(5,486)
Accounts receivable, net	$10,980	$7,938

Movement of allowance for doubtful accounts is as follows:

Allowance for doubtful accounts
January 1, 2016	$1,727
Addition	2,248
Write off	-
Exchange rate adjustment	(160)
December 31, 2016	3,815
Addition	1,403
Write off	(883)
Exchange rate adjustment	256
December 31, 2017	4,591
Addition	1,184
Write off	-
Exchange rate adjustment	(289)
December 31, 2018	$5,486